Retirement Benefit Plan - Summary of Movements on Pension Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Service cost (including administration expenses and PPF levy)	£ (624)	£ (521)	£ (494)
Interest on pension deficit	(218)	(209)	(221)
Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	50,956	51,112	43,968
Service cost (including administration expenses and PPF levy)	(67)	(44)
Interest on pension deficit	1,201	1,413
Return on plan assets above the amount included in the group income statement	10	7,475
Regular contributions by employer	264	313
Deficit contributions by employer	872	274
Contributions by employees	2	8
Benefits paid	(2,449)	(2,315)
Foreign exchange	11	20
Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	(57,327)	(60,200)	(50,350)
Service cost (including administration expenses and PPF levy)	(309)	(237)
Interest on pension deficit	(1,419)	(1,622)
Actuarial loss arising from changes in financial assumptions	2,251	(10,221)
Actuarial loss arising from changes in demographic assumptions	(221)	(206)
Actuarial gain arising from experience adjustments	120	163
Contributions by employees	(2)	(8)
Benefits paid	2,449	2,315
Foreign exchange	(13)	(34)
Past service credit	17
Deficit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	(6,371)	(9,088)	£ (6,382)
Service cost (including administration expenses and PPF levy)	(376)	(281)
Interest on pension deficit	(218)	(209)
Included in the group income statement	(577)	(490)
Return on plan assets above the amount included in the group income statement	10	7,475
Actuarial loss arising from changes in financial assumptions	2,251	(10,221)
Actuarial loss arising from changes in demographic assumptions	(221)	(206)
Actuarial gain arising from experience adjustments	120	163
Included in the group statement of comprehensive income	2,160	(2,789)
Regular contributions by employer	264	313
Deficit contributions by employer	872	274
Included in the group cash flow statement	1,136	587
Foreign exchange	(2)	(14)
Other movements	(2)	£ (14)
Past service credit	£ 17